EARNINGS PER ORDINARY SHARE (Details Textual)	12 Months Ended
Sep. 30, 2015 shares
Employee Stock Option [Member]
Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,334